Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")	12 Months Ended
Dec. 31, 2017
Profit or loss [abstract]
Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS")
22.	Earnings per Share (“EPS”) and Diluted Earnings per Share (“Diluted EPS”)

Diluted earnings per share is calculated using the treasury method which assumes that outstanding share purchase options and warrants, with exercise prices that are lower than the average market price of the Company’s common shares for the relevant period, are exercised and the proceeds are used to purchase shares of the Company at the average market price of the common shares for the relevant period.

Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2017	2016

Basic weighted average number of shares outstanding	441,961	430,461

Effect of dilutive securities

Share purchase options	197	199

Restricted share units	284	185

Diluted weighted average number of shares outstanding	442,442	430,845

The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$26.54, compared to Cdn$27.04 for the comparable period in 2016.

	Years Ended December 31

(in thousands)	2017	2016

Share purchase options	1,372	1,400

Share purchase warrants	10,000	10,000

Total	11,372	11,400